04/08/2004 15:37 FAX 2123062066 AMEX → SEC ☑002/002

CERTAMX

1-9466

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

04020731

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

APR 8 2004
1083

April 8, 2004

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
APR 13 2004
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

Medium-Term Notes, Series G, RANGERS
10.85% Risk AdjustiNG Equity Range Securities[SM]
Due April 14, 2005
Performance Linked to common stock of Nokia Corporation

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

[signature]

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